UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE OF      CUSIP         VALUE     SHARES     SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS                     (x$1000)    PRN  AMT   PRN CALL DSCRETN  MANAGERS   SOLE     SHARED   NONE
-------------------------------------------------------------------- --------------------------------------------------------  -----
ASPREVA PHARMACEUTICALS        COM           04538T109          881      50,899     SH      SOLE      N/A      50,899
CYPRESS BIOSCIENCES INC        COM PAR $.02  232674507       10,487     790,886     SH      SOLE      N/A     790,886
DENDREON CORP                  COM           24823Q107       14,950   2,120,500    PUT      SOLE      N/A   2,120,500
ELAN CORP PLC-ADR              ADR           284131208        1,284      58,539     SH      SOLE      N/A      58,539
EMISPHERE TECHNOLOGIES INC     COM           291345106        2,448     505,743     SH      SOLE      N/A     505,743
INDEVUS PHARMACEUTICALS INC    COM           454072109          473      70,258     SH      SOLE      N/A      70,258
KERYX BIOPHARMACEUTICALS INC   COM           492515101        3,275     335,170     SH      SOLE      N/A     335,170
MEDAREX INC                    COM           583916101        1,399      97,925     SH      SOLE      N/A      97,925
MEDIVATION INC                 COM           58501N101        3,009     147,292     SH      SOLE      N/A     147,292
NEUROCHEM INC                  COM           64125K101        6,257     940,900    PUT      SOLE      N/A     940,900
PROGENICS PHARMACEUTICALS INC  COM           743187106        2,832     131,312     SH      SOLE      N/A     131,312

                                          11                 47,295


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         11

Form 13F Information Table Value Total:         47,295
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE